Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for Dave Girouard, our CEO and principal executive officer (“PEO”), and the average compensation for our non-PEO
Named Executive Officers
(“non-PEO
NEOs”) for 2025, 2024, 2023, 2022 and 2021 (each a “Covered Year”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC. “Compensation actually paid” does not reflect amounts actually realized by our PEO and
Non-PEO
NEOs and may be higher or lower than amounts, if any, that are actually realized by such individuals. The table below also provides information for each Covered Year regarding our cumulative total shareholder return, the cumulative return of our peer group, our net income (loss), and our revenue. Additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in the section titled
“Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)(4)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(3)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($) (8)	Revenue from Fees ($) (9)
					Total Shareholder Return ($) (6)	Peer Group Total Shareholder Return ($) (7)

2025	9,670,835	855,180	4,142,725	-1,239,801	148.39	273.21	53,601,000	950,011,000

2024	7,110,135	26,664,115	3,785,859	13,940,702	208.92	220.25	-128,581,000	635,466,000

2023	7,115,630	26,075,312	4,039,507	17,571,433	138.65	161.22	-240,132,000	560,431,000

2022	9,609,205	-36,246,416	17,850,370	-13,737,932	44.86	102.14	-108,665,000	907,272,000

2021	14,955,933	70,383,703	5,973,651	44,035,528	513.40	142.25	135,443,000	801,275,000

(1)	Prior year base salary amounts have been updated from amounts previously reported in prior proxy statements, which reflected base salary in effect as of year-end, to reflect actual base salary paid.
(2)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine PEO Compensation Actually Paid	2025

Summary Compensation Table Total for PEO ($)	9,670,835

Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	-8,597,565

Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	5,039,086

Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	-6,115,999

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	1,599,695

Plus Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	-740,872

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0

Compensation Actually Paid to PEO ($)	855,180

(3)
For purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in the notes to our consolidated financial statements included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025 as filed with the SEC on February 10, 2026. The dollar value of Mr. Gu’s Performance Award in 2022 represents the grant date fair value calculated on the basis of a Monte Carlo simulation pursuant to assumptions set forth in the notes to our consolidated financial statements included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 as filed with the SEC on February 16, 2023.
(4)
This figure is the average of the summary compensation table total compensation for the non-PEO
NEOs in each listed year. The names of the
non-PEO
NEOs for each Covered Year are: for 2025, Sanjay Datta, Paul Gu and Scott Darling; for 2024, Sanjay Datta, Paul Gu and Scott Darling; for 2023, Sanjay Datta, Paul Gu and Scott Darling; for 2022, Sanjay Datta, Paul Gu, Scott Darling and Anna Counselman; and for 2021, Sanjay Datta, Paul Gu, Anna Counselman and Alison Nicoll.

(5)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each Covered Year. Compensation actually paid does not mean that these Named Executive Officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2025

Average Summary Compensation Table Total for Non-PEO NEOs ($)	4,142,725

Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	-3,297,756

Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	1,863,381

Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	-3,703,719

Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	511,841

Plus Non-PEO NEO Average Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	-756,272

Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0

Average Compensation Actually Paid to Non-PEO NEOs ($)	-1,239,801

(6)
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (December 16, 2020) and reinvesting all dividends until the last day of each reported fiscal year.

(7)
The peer group used is the S&P Information Technology index, as used in the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (December 16, 2020) and reinvesting all dividends until the last day of each reported fiscal year.

(8)	The dollar amounts reported are the Company’s net income (loss) reflected in the Company’s audited financial statements.
(9)
In the Company’s assessment, revenue from fees is the most important financial performance measure (other than stock price) used by the Company in 2025 to link compensation actually paid to performance. The dollar amounts reported are the Company’s revenue from fees reflected in the Company’s audited financial statements.

Company Selected Measure Name	revenue from fees
Named Executive Officers, Footnote	The names of the
non-PEO
	NEOs for each Covered Year are: for 2025, Sanjay Datta, Paul Gu and Scott Darling; for 2024, Sanjay Datta, Paul Gu and Scott Darling; for 2023, Sanjay Datta, Paul Gu and Scott Darling; for 2022, Sanjay Datta, Paul Gu, Scott Darling and Anna Counselman; and for 2021, Sanjay Datta, Paul Gu, Anna Counselman and Alison Nicoll.
Peer Group Issuers, Footnote	The peer group used is the S&P Information Technology index, as used in the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (December 16, 2020) and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 9,670,835	$ 7,110,135	$ 7,115,630	$ 9,609,205	$ 14,955,933
PEO Actually Paid Compensation Amount	$ 855,180	26,664,115	26,075,312	(36,246,416)	70,383,703
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine PEO Compensation Actually Paid	2025

Summary Compensation Table Total for PEO ($)	9,670,835

Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	-8,597,565

Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	5,039,086

Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	-6,115,999

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	1,599,695

Plus Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	-740,872

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0

Compensation Actually Paid to PEO ($)	855,180

Non-PEO NEO Average Total Compensation Amount	$ 4,142,725	3,785,859	4,039,507	17,850,370	5,973,651
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,239,801)	13,940,702	17,571,433	(13,737,932)	44,035,528
Adjustment to Non-PEO NEO Compensation Footnote
(5)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each Covered Year. Compensation actually paid does not mean that these Named Executive Officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2025

Average Summary Compensation Table Total for Non-PEO NEOs ($)	4,142,725

Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	-3,297,756

Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	1,863,381

Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	-3,703,719

Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	511,841

Plus Non-PEO NEO Average Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	-756,272

Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0

Average Compensation Actually Paid to Non-PEO NEOs ($)	-1,239,801

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Returns of the Company and Peer Group
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Revenue from Fees
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Total Shareholder Returns of the Company and Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures

Stock Price

Revenue from fees

Net income
Stock price, revenue from fees and net income are the only financial performance measures we used in 2025 to link compensation to company performance.

Total Shareholder Return Amount	$ 148.39	208.92	138.65	44.86	513.4
Peer Group Total Shareholder Return Amount	273.21	220.25	161.22	102.14	142.25
Net Income (Loss)	$ 53,601,000	$ (128,581,000)	$ (240,132,000)	$ (108,665,000)	$ 135,443,000
Company Selected Measure Amount	950,011,000	635,466,000	560,431,000	907,272,000	801,275,000
PEO Name	Dave Girouard
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue from fees
Non-GAAP Measure Description	In the Company’s assessment, revenue from fees is the most important financial performance measure (other than stock price) used by the Company in 2025 to link compensation actually paid to performance. The dollar amounts reported are the Company’s revenue from fees reflected in the Company’s audited financial statements.
Measure:: 3
Pay vs Performance Disclosure
Name	Net income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,597,565)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,039,086
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,115,999)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,599,695
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(740,872)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,297,756)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,863,381
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,703,719)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,841
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(756,272)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0